Reconciliation of Total Business Segment Assets to Consolidated Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 365.2	$ 494.3	$ 639.8	$ 655.6
Deferred income taxes	137.1	174.2
Prepaid postretirement assets	45.1	19.9	83.7
Other corporate assets	108.3	129.7	119.6
Assets	2,143.2	2,348.7	2,510.0
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Deferred income taxes	138.6	171.0	136.4
Assets	$ 1,486.0	$ 1,533.8	$ 1,530.5